Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Payables to related parties	$ 726,501	$ 309,697
Companies controlled by directors of the Company [Member]
Statements Line Items
Payables to related parties	214,361	15,250
Directors or officers of the Company [Member]
Statements Line Items
Payables to related parties	$ 512,140	$ 294,447